Entity Wide Disclosure	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Entity Wide Disclosure

NOTE 13 - ENTITY WIDE DISCLOSURES

The Company operates in one operating segment.

Disaggregated financial data is provided below as follows:

(1) Revenues by geographic area and
(2) Revenues from principal customers.

Revenues are attributed to geographic areas based on the location of the customers. The following is a summary of revenues by geographic areas:

	Year ended December 31
	2011	2010	2009
	($ in thousands)

India	$1,083	$-	$-
Israel	730	119	-
Italy	313	390	668
Cyprus	60	7	337
Pakistan	5	193	477
Poland	268	1,446	-
Other	3,545	2,794	1,929
	$6,004	$4,949	$3,411

By principal customers:

	Year ended December 31
	2011	2010	2009
Customer A	18%	-%	-%
Customer B	12%	2%	-%
Customer C	5%	8%	20%
Customer D	1%	-%	10%
Customer E	-%	4%	14%
Customer F	4%	29%	-%

All tangible long lived assets are located in Israel.